UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                March 31, 2002
                                                            ------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              April 19, 2002
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     106
                                        -------------

Form 13F Information Table Value Total: $   272,199
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
ABBOTT LABORATORIES             COM              002824100       249     4740   SH       Sole                  4740
ALLIANT TECHSYSTEMS             COM              018804104      2325    22800   SH       Sole                 22800
ALLSTATE CORP.                  COM              020002101      1700    45000   SH       Sole                 45000
AON CORP.                       COM              037389103       245     7000   SH       Sole                  7000
ARADIGM CORP.                   COM              038505103       932   198200   SH       Sole                198200
BALL CORP.                      COM              058498106     12154   257400   SH       Sole                257400
BARRICK GOLD CORP COM           COM              067901108      1841    99200   SH       Sole                 99200
BERKSHIRE HATHAWAY CL.B         COM              084670207      6979     2946   SH       Sole                  2946
BIOGEN INC                      COM              090597105      2370    48300   SH       Sole                 48300
BIOMARIN PHARMACEUTICAL         COM              09061g101      1814   173300   SH       Sole                173300
BJ SERVICES                     COM              055482103      2995    86900   SH       Sole                 86900
BUCA, INC.                      COM              117769109      1065    58600   SH       Sole                 58600
BURLINGTON RESOURCES            COM              122014103      2153    53700   SH       Sole                 53700
CARDIAC SCIENCE, INC.           COM              141410209       405   135000   SH       Sole                135000
CASELLA WASTE SYSTEMS           COM              147448104      4118   345500   SH       Sole                345500
CATERPILLAR INC DEL COM         COM              149123101      1791    31500   SH       Sole                 31500
CATO CORP.                      COM              149205106       791    35500   SH       Sole                 35500
CENTILLIUM COMMUNICATIONS       COM              152319109      1240   102500   SH       Sole                102500
CISCO SYS INC COM               COM              17275R102       203    12000   SH       Sole                 12000
COACH, INC.                     COM              189754104      1476    29100   SH       Sole                 29100
COINSTAR INC                    COM              19259p300       953    28300   SH       Sole                 28300
COMPUTER ACCESS TECHNOLOGY      COM              204853105       268    54100   SH       Sole                 54100
COMPUWARE                       COM              205638109       258    20000   SH       Sole                 20000
COOPER CAMERON CORP.            COM              216640102      2274    44500   SH       Sole                 44500
CURAGEN CORP.                   COM              23126r101      2033   126600   SH       Sole                126600
DARDEN RESTAURANTS, INC.        COM              237194105      8309   204700   SH       Sole                204700
DISCOVERY LABORATORIES, INC.    COM              254668106       457   146800   SH       Sole                146800
DOVER CORP.                     COM              260003108       369     9000   SH       Sole                  9000
DPL INC COM                     COM              233293109       570    22300   SH       Sole                 22300
DREYER'S GRAND ICE CREAM, INC.  COM              261878102      2282    55400   SH       Sole                 55400
DUKE ENERGY                     COM              264399106      1833    48480   SH       Sole                 48480
EXXON MOBIL CORP.               COM              30231G102       482    11008   SH       Sole                 11008
FAIRMONT HOTELS                 COM              305204109      1407    49700   SH       Sole                 49700
FLAMEL TECHNOLOGIES SPA ADR     COM              338488109       288   133900   SH       Sole                133900
FOOT LOCKER INC.                COM              344849104      1456    90000   SH       Sole                 90000
FOREST LABS INC.                COM              345838106       245     3000   SH       Sole                  3000
GENERAL DYNAMICS                COM              369550108       301     3200   SH       Sole                  3200
GENERAL ELECTRIC CO.            COM              369604103       262     7000   SH       Sole                  7000
GENERAL MOTORS CORP.            COM              370442105      4129    68300   SH       Sole                 68300
GUIDANT CORP.                   COM              401698105       325     7500   SH       Sole                  7500
GUILFORD PHARMACEUTICALS        COM              401829106       901   126600   SH       Sole                126600
HARSCO CORP.                    COM              415864107      8893   227200   SH       Sole                227200
HIBBET SPORTING GOODS           COM              428565105      2346    99850   SH       Sole                 99850
HILTON HOTELS                   COM              432848109      4693   328200   SH       Sole                328200
ILLINOIS TOOL WORKS             COM              452308109      2541    35116   SH       Sole                 35116
IMPAX LABORATORIES              COM              45256b101       638    92000   SH       Sole                 92000
INKINE PHARMACEUTICAL           COM              457214104       258   140000   SH       Sole                140000
INT'L FLAVORS & FRAGRANCES      COM              459506101      3693   105600   SH       Sole                105600
INTEL CORP                      COM              458140100       237     7800   SH       Sole                  7800
INTL. GAME TECHNOLOGY           COM              459902102      2511    40300   SH       Sole                 40300
IPC HOLDINGS, INC.              COM              g4933p101      1572    48300   SH       Sole                 48300
JOHN HANCOCK FINANCIAL          COM              41014s106      4174   109300   SH       Sole                109300
JOHNSON & JOHNSON               COM              478160104       630     9700   SH       Sole                  9700
JOHNSON CONTROLS, INC.          COM              478366107       212     2400   SH       Sole                  2400
KING PHARMACEUTICALS            COM              495582108      5276   150700   SH       Sole                150700
L-3 COMMUNICATIONS              COM              502424104      3394    30300   SH       Sole                 30300
LAMAR ADVERTISING               COM              512815101      8043   198000   SH       Sole                198000
LANDRY'S RESTAURANTS            COM              51508l103      1671    72800   SH       Sole                 72800
LINCOLN NATIONAL INSURANCE      COM              534187109     10123   199550   SH       Sole                199550
LOCKHEED MARTIN                 COM              539830109      9113   158270   SH       Sole                158270
LUCENT TECHNOLOGITES, INC.      COM              549463107       118    25000   SH       Sole                 25000
LYONDELL CHEMICAL               COM              552078107      2154   129700   SH       Sole                129700
MEDAREX, INC.                   COM              583916101      2919   181000   SH       Sole                181000
METALINK                        COM              m69897102       460    99900   SH       Sole                 99900
MGM MIRAGE                      COM              552953101      5141   141900   SH       Sole                141900
MICROSOFT CORP                  COM              594918104       401     6650   SH       Sole                  6650
MISONIX, INC.                   COM              604871103       704    96600   SH       Sole                 96600
NABORS INDUSTRIES               COM              629568106      2281    54000   SH       Sole                 54000
NEWELL COMPANY                  COM              651229106      2694    84300   SH       Sole                 84300
NEWMONT MINING CORPORATION      COM              651639106      6403   231250   SH       Sole                231250
NOKIA CORP SPONSORED ADR        COM              654902204       234    11300   SH       Sole                 11300
NORDSTROM, INC.                 COM              655664100      2695   110000   SH       Sole                110000
NORTHROP GRUMMAN CORP           COM              666807102      4725    41800   SH       Sole                 41800
PALM, INC.                      COM              696642107       148    37000   SH       Sole                 37000
PATHMARK STORES                 COM              70322a101     12504   522100   SH       Sole                522100
PEPSICO INC.                    COM              713448108       247     4800   SH       Sole                  4800
PFIZER INC COM                  COM              717081103      2239    56353   SH       Sole                 56353
PHARMACIA CORP                  COM              71713u102      5315   117900   SH       Sole                117900
PHILIP MORRIS CO., INC.         COM              718154107      4840    91900   SH       Sole                 91900
PLACER DOME, INC.               COM              725906101      4502   367500   SH       Sole                367500
PRAECIS PHARMACEUTICALS         COM              739421105      1299   249900   SH       Sole                249900
PROCTOR & GAMBLE                COM              742718109       315     3500   SH       Sole                  3500
PROTEIN DESIGN LABS             COM              74369l103      3738   218200   SH       Sole                218200
PROVIDIAN FINANCIAL             COM              74406A102      3492   462500   SH       Sole                462500
PROVINCE HEALTHCARE CO          COM              743977100      1271    40000   SH       Sole                 40000
PRUDENTIAL FINANCIAL            COM              744320102      3912   126000   SH       Sole                126000
REGISTER.COM                    COM              75914g101      1528   170200   SH       Sole                170200
REPUBLIC SERVICES               COM              760759100      4272   228700   SH       Sole                228700
ROCK-TENN COMPANY               COM              772739207      1585    73900   SH       Sole                 73900
ROSS STORES INC                 COM              778296103      3382    89400   SH       Sole                 89400
SAP AG SPONSORED ADR            COM              803054204      2615    70300   SH       Sole                 70300
SEALED AIR CORP.                COM              81211k100       282     6000   SH       Sole                  6000
SMITH INTL INC                  COM              832110100      1775    26200   SH       Sole                 26200
SOUTHWEST AIRLINES              COM              844741108      2452   126700   SH       Sole                126700
STANLEY WORKS                   COM              854616109      2460    53200   SH       Sole                 53200
TENET HEALTHCARE                COM              88033g100       255     3800   SH       Sole                  3800
TEVA PHARMACEUTICAL ADR         COM              881624209      2498    45700   SH       Sole                 45700
THE HEALTHCARE COMPANY          COM              404119109      2799    63500   SH       Sole                 63500
UST CORP.                       COM              902911106      3149    80900   SH       Sole                 80900
WAL-MART STORES, INC.           COM              931142103       221     3600   SH       Sole                  3600
WALT DISNEY                     COM              254687106       254    11000   SH       Sole                 11000
WASHINGTON POST CL B            COM              939640108       273      450   SH       Sole                   450
WASTE MANAGEMENT INC            COM              94106l109      9438   346350   SH       Sole                346350
WENDY'S INTL.                   COM              950590109      3673   105000   SH       Sole                105000
WRIGLEY WM JR COMPANY           COM              982526105      4995    93700   SH       Sole                 93700
WYETH                           COM              983024100      3276    49900   SH       Sole                 49900



REPORT SUMMARY                               106 DATA RECORDS 272199             1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

